LAND USE RIGHT, NET (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Land use right, net
Gross carrying amount	¥ 597,549,819	¥ 306,096,063
Less: Accumulated amortization	(200,333,908)	(107,051,002)
Property, plant and equipment, net	397,215,911	199,045,061		$ 62,331,844
Amortization expense	1,872,150	1,978,267	¥ 2,521,709
Cost of revenues
Land use right, net
Amortization expense	194,340	194,340	184,906
General and administrative expenses
Land use right, net
Amortization expense	¥ 1,677,810	1,783,927	2,336,803
Land use right, net
Land use right, net
Gross carrying amount		49,961,221
Less: Accumulated amortization		(1,126,101)
Property, plant and equipment, net		48,835,120
Amortization expense		720,550	405,551
Land use right, net | Cost of revenues
Land use right, net
Amortization expense		317,562
Land use right, net | General and administrative expenses
Land use right, net
Amortization expense		¥ 402,988	¥ 405,551